Stock-Based Compensation (Summary of Company's Stock-Based Compensation Expense (Recovery)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ 281	$ 1,692
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	539	444
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	6	31
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	412	267
Stock Options, RSU's and PSU's [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	957	742
Deferred Share Units - New Issuance (Net Of Cancellations) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	145	165
Deferred Share Units - Mark-To-Market Adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mark-to-market adjustments	(821)	785
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(676)	950
Mark-to-market adjustments	$ (821)	$ 785